SUBSEQUENT EVENTS (Details Narrative)					2 Months Ended	12 Months Ended
	Mar. 14, 2024 USD ($) $ / shares shares	Mar. 12, 2024	Jan. 11, 2024	Mar. 04, 2021 shares	Feb. 29, 2024 $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) shares
Subsequent Event [Line Items]
Number of share options granted						8,290,000
Exercise price | $ / shares						$ 0.10
Cash contributed | $						$ 16,012,750
Warrants to purchase shares						750,000	350,000
Proceeds from issuance of stock | $						$ 5,000,000
DHC Acquisition Corp [Member]
Subsequent Event [Line Items]
Stock issued for DM Lab APA, shares				300,000,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Number of share options granted					150,000
Exercise price | $ / shares					$ 2.19
Subsequent Event [Member] | DHC Acquisition Corp [Member]
Subsequent Event [Line Items]
Exchange ratio	0.2701
Number of issued shares for business combination	25,641,321
Percentage of voting equity interests	76.00%
Subsequent Event [Member] | Shareholders of DHC Sponsors and Advisors [Member]
Subsequent Event [Line Items]
Percentage of voting equity interests	24.00%
Subsequent Event [Member] | AFG Companies Inc [Member] | Reseller Agreement [Member]
Subsequent Event [Line Items]
Aggregate value of business combination | $	$ 17,500,000
Cash contributed | $	$ 5,500,000
Warrants to purchase shares	3,750,000
Stock price | $ / shares	$ 10.00
Subsequent Event [Member] | AFG Companies Inc [Member] | Business Combination Agreement [Member]
Subsequent Event [Line Items]
Proceeds from issuance of stock | $	$ 5,500,000
Stock issued for DM Lab APA, shares	8,515,376
Subsequent Event [Member] | DHC Acquisition Corp [Member]
Subsequent Event [Line Items]
Subsequent event, description		one or more business combinations within 36 months of the effectiveness of its IPO registration statement.	the Company failed to hold an annual meeting of stockholders within 12 months after its fiscal year ended December 31, 2022, as required by Nasdaq Listing Rule 5620(a). In accordance with Nasdaq Listing Rule 5810(c)(2)(G), the Company has 45 calendar days (or until February 26, 2024) to submit a plan to regain compliance and, if Nasdaq accepts the plan, Nasdaq may grant the Company up to 180 calendar days from its fiscal year end, or until June 28, 2024, to regain compliance.